Partners' Capital	12 Months Ended
Dec. 31, 2017
Partners' Capital Notes [Abstract]
Partners' Capital [Text Block]
Note 14 – Partners’ Capital
Financial Repositioning
See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies for information regarding units that were issued during the first quarter of 2017 related to the Financial Repositioning.
Distribution Reinvestment Program and Other Private Placement Transactions
In September 2016, we filed a Form S-3D registration statement with the Securities and Exchange Commission for our distribution reinvestment program. The DRIP commenced with the quarterly distribution for the quarter ending September 30, 2016. Under the DRIP, registered unitholders may invest all or a portion of their quarterly cash distribution in our common units. The price for newly issued common units purchased under the DRIP is the average of the high and low trading prices of our common units for the five trading days immediately preceding the distribution, less a discount rate of 2.5 percent.

2017 Activity

Distribution Date	Common Units Issued to the Public	Discounted Average Price per Unit	Reinvested Distribution Amount (Millions)
November	521,143	$35.88	$19
August	378,631	38.24	14
May	311,279	39.69	12
February	395,395	39.76	16
2016 Activity
The November 2016 distribution resulted in 7,891,414 common units issued at a discounted average price of $32.92 per unit associated with reinvested distributions of $260 million, of which $250 million related to Williams.
In August 2016, we completed an equity issuance of 6,975,446 common units sold to Williams in a private placement. The units were sold for an aggregate purchase price of $250 million. The proceeds were used to repay amounts outstanding under our credit facility and for general partnership purposes.
Equity Distribution Agreement Transactions
In November 2016, we issued 3,254,958 common units pursuant to an equity distribution agreement between us and certain banks resulting in net proceeds of $115 million. The net proceeds were used for general partnership purposes. We incurred commission fees of approximately $1.2 million associated with these transactions.
In January 2016, we issued 18,643 common units pursuant to an equity distribution agreement between us and certain banks. The net proceeds of $414 thousand were used for general partnership purposes. We incurred commission fees of $4 thousand associated with these transactions.
In November 2015, we issued 1,790,840 common units pursuant to an equity distribution agreement between us and certain banks. The net proceeds of $59 million were used for general partnership purposes. We incurred commission fees of $592 thousand associated with these transactions.
Limited Partners’ Rights
Significant rights of the limited partners include the following:

•	Right to receive distributions of available cash within 45 days after the end of each quarter.

•	No limited partner shall have any management control over our business and affairs; the general partner shall conduct, direct and manage our activities.

•
The general partner may be removed if such removal is approved by the unitholders holding at least 66 2/3 percent of the outstanding units voting as a single class, including units held by our general partner and its affiliates.

Incentive Distribution Rights
Prior to the previously described Financial Repositioning in January 2017, our general partner was entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels shown below:

	Total Quarterly Distribution per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3375	98%	2%
First Target Distribution	Up to $0.388125	98	2
Second Target Distribution	Above $0.388125 up to $0.421875	85	15
Third Target Distribution	Above $0.421875 up to $0.50625	75	25
Thereafter	Above $0.50625	50	50

In the event of liquidation, all property and cash in excess of that required to discharge all liabilities will be distributed to the unitholders and our general partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of our assets in liquidation.
Issuances of Additional Partnership Securities
Our partnership agreement allows us to issue additional partnership securities for any partnership purpose at any time and from time to time for consideration and on terms and conditions as our general partner determines, all without the approval of any limited partners.